CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) [Abstract]
Net loss	$ (66,467)	$ (69,050)	$ (49,886)
Other comprehensive income (loss)
Unrealized gain (loss) on marketable securities - restricted	1,846	(998)	0
Reclassification of realized gain on marketable securities - restricted into earnings	(848)	0	0
Reclassification of net gains on derivatives into earnings	(79)	134	505
Amortization of payments from settlement of forward interest rate swaps	179	376	376
Other	(83)	(200)	(343)
Total other comprehensive income (loss), net of tax	1,015	(688)	538
Comprehensive loss	$ (65,452)	$ (69,738)	$ (49,348)